Securities sold under repurchase agreements and interbank and institutional market funds	12 Months Ended
Dec. 31, 2020
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Securities sold under repurchase agreements and interbank and institutional market funds
Note 17 – Securities sold under repurchase agreements and interbank and institutional market funds

a)	Securities sold under repurchase agreements

The table below shows the breakdown of funds:

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		45,961	564	46,525	67,065	2,696	69,761
Government securities	1.70% to 1.90%	22,088	—	22,088	46,271	—	46,271
Corporate securities	45% of CDI to 98.5% of CDI	20,773	—	20,773	17,665	—	17,665
Own issue	100% of Selic to 16.40%	1,965	20	1,985	2,831	2,427	5,258
Foreign	0.03% to 2.20%	1,135	544	1,679	298	269	567
Assets received as collateral	1.38% to 1.90%	151,370	—	151,370	140,004	—	140,004
Right to sell or repledge the collateral	0.01% to 10.0%	27,851	47,618	75,469	16,807	30,011	46,818

Total		225,182	48,182	273,364	223,876	32,707	256,583

b)	Interbank market funds

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	T otal
Financial bills	2.76% to 29.34%	21,898	21,691	43,589	20,829	44,604	65,433
Real state credit bills	1.65% to 11.83%	2,600	1,605	4,205	6,194	1,441	7,635
Agribusiness credit bills	1.39% to 14.30%	10,166	4,119	14,285	14,543	6,661	21,204
Guaranteed real state notes	2.62% to 9.43%	437	10,592	11,029	—	4,320	4,320
Import and export financing	0% to 9.60%	56,148	15,322	71,470	59,810	4,812	64,622
On-lending-domestic	0% to 18%	3,672	7,785	11,457	3,863	7,785	11,648

Total		94,921	61,114	156,035	105,239	69,623	174,862

Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency.

c)	Institutional market funds

		12/31/2020			12/31/2019
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt (1)	LIBOR to IGPM + 4.63%	12,125	62,791	74,916	4,098	55,364	59,462
Obligations on securities abroad	(0.05%) to 29.75%	6,636	55,797	62,433	9,162	34,510	43,672
Raisings through Structured Operations Certificates (2)	1.41% to 11.12%	578	381	959	575	535	1,110

Total		19,339	118,969	138,308	13,835	90,409	104,244

(1)	At 12/31/2020, the amount of R$ 41,000 (R$ 36,627 at 12/31/2019) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 4,192, on March 01, 2013.
(2)	At 12/31/2020, the fair value of raisings through Structured Operations Certificates issued is R$ 1,018 (R$ 1,204 at 12/31/2019).